Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Notes to Financial Statements
Schedule of Derivative Liabilities at Fair Value

Following table presents the activity for derivative liabilities measured at estimated fair value:

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Derivative Liability - Downside Protection	Total
Balance as of July 31, 2019	4,156,196	325,250	3,338,836	7,820,282
Additions during the period	1,021,996	30,353	—	1,052,349
Change in fair value	(1,131,157)	(66,456)	3,033,820	1,836,207
Change due to exercise / redemptions	(1,875,052)	(36,432)	—	(1,911,484)
Balance as of October 31, 2019	$2,171,983	$252,715	$6,372,656	$8, 797,354

The following table presents the activity for derivative liabilities measured at estimated fair value:

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Derivative Liability - Downside Protection	Total
Balance as of August 1, 2017	$—	$—	$—	$—

Balance as of July 31, 2018	—	—	—	—
Additions during the year	5,178,241	353,464	6,424,338	11,956,043
Change in fair value	988,267	(28,214)	(3,085,502)	(2,125,449)
Change due to exercise / redemptions	(2,010,312)	—	—	(2,010,312)
				—
Balance as of July 31, 2019	$4,156,196	$325,250	$3,338,836	$7,820,282